Segment information - Summary of Geographical Information on Net Sales and Non-Current Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Net sales	€ 42,997	€ 37,761	€ 36,041	[1]
Property, plant and equipment owned	9,869	10,028	9,365	[2]
Goodwill	49,892	48,056	44,364	[2]
Other intangible assets	21,640	21,407	18,341	[2]
Reportable geographical zones
Disclosure of geographical areas [line items]
Net sales	42,997	37,761	36,041
Property, plant and equipment owned	9,869	10,028	9,365
Goodwill	49,892	48,056	44,364
Other intangible assets	21,640	21,407	18,341
Europe
Disclosure of geographical areas [line items]
Net sales	9,999	9,759	9,151
Property, plant and equipment owned	5,365	5,959	5,895
Goodwill	0	0	0
Other intangible assets	6,257	7,059	6,208
France
Disclosure of geographical areas [line items]
Net sales	2,296	2,256	2,223
Property, plant and equipment owned	2,875	3,253	3,189
Goodwill	0	0	0
Other intangible assets	0	0	0
North America
Disclosure of geographical areas [line items]
Net sales	18,984	15,075	14,060
Property, plant and equipment owned	3,284	2,998	2,542
Goodwill	0	0	0
Other intangible assets	14,178	13,187	10,665
US
Disclosure of geographical areas [line items]
Net sales	18,275	14,385	13,465
Property, plant and equipment owned	2,457	2,234	1,899
Goodwill	0	0	0
Other intangible assets	0	0	0
Other countries
Disclosure of geographical areas [line items]
Net sales	14,014	12,927	12,830
Property, plant and equipment owned	1,220	1,071	928
Goodwill	0	0	0
Other intangible assets	€ 1,205	€ 1,161	€ 1,468

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.